Annual Fund Operating Expenses	Dec. 30, 2025
F/m Compoundr Ultrashort Treasury ETF | F/m Compoundr Ultrashort Treasury ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	0.05%
F/m Compoundr Intermediate Treasury ETF | F/m Compoundr Intermediate Treasury ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.04%	[3]
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	0.05%
F/m Compoundr Long Treasury ETF | F/m Compoundr Long Treasury ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.16%	[5]
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	0.05%

[1]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[2]	F/m Investments LLC (the “Adviser”) has contractually agreed to waive 0.05% of the advisory fee otherwise payable to it by the Fund through December 31, 2026, unless otherwise agreed to in writing by the Adviser and a Fund. This Agreement will automatically renew for consecutive one-year terms thereafter, unless otherwise agreed to in writing by the Adviser and a Fund.
[3]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[4]	F/m Investments LLC (the "Adviser") has contractually agreed to waive 0.05% of the advisory fee otherwise payable to it by the Fund through December 31, 2026, unless otherwise agreed to in writing by the Adviser and a Fund. This Agreement will automatically renew for consecutive one-year terms thereafter, unless otherwise agreed to in writing by the Adviser and a Fund.
[5]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[6]	F/m Investments LLC (the "Adviser") has contractually agreed to waive 0.05% of the advisory fee otherwise payable to it by the Fund through December 31, 2026, unless otherwise agreed to in writing by the Adviser and a Fund. This Agreement will automatically renew for consecutive one-year terms thereafter, unless otherwise agreed to in writing by the Adviser and a Fund.